Line Of Credit (Narrative) (Detail) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Mar. 31, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Additional amount of revolving credit facility		$ 175,000
CapitalSource [Member]
Line of Credit Facility [Line Items]
Expiration date				Dec. 27, 2018	Dec. 27, 2018
Interest rate above prime rate					0.75%
Interest rate					5.25%
Loan Facility [Member] | CapitalSource [Member]
Line of Credit Facility [Line Items]
Line of credit, Borrowing capacity description				Under this Loan Facility, as amended in January and December 2016, we may periodically request advances equal to the lesser of: (a) $3.2 million, or (b) the Borrowing Base which is, in the following priority, the sum of: (i) 85% of eligible U.S. accounts receivable, plus (ii) 50% of eligible Canadian accounts receivable not to exceed $300,000 (subject to any reserve amount established by CapitalSource), plus (iii) 35% of finished goods inventory not to exceed $475,000 or 50% of eligible accounts receivable collateral.	Under this Loan Facility, as amended in January and December 2016, we may periodically request advances equal to the lesser of: (a) $3.2 million, or (b) the Borrowing Base which is, in the following priority, the sum of: (i) 85% of eligible U.S. accounts receivable, plus (ii) 50% of eligible Canadian accounts receivable not to exceed $300,000 (subject to any reserve amount established by CapitalSource), plus (iii) 35% of finished goods inventory not to exceed $475,000 or 50% of eligible accounts receivable collateral.
Line of credit, Interest rate description					prime rate plus 0.75%, where prime may not be less than 0% (resulting in an interest rate of 5.25% as of December 31, 2017)
Line of credit, Covenant terms				CapitalSource has the right to terminate the Loan Facility at any time upon 120 days' prior written notice.	CapitalSource has the right to terminate the Loan Facility at any time upon 120 days' prior written notice.
Maximum borrowing capacity	$ 3,200,000		$ 3,200,000	$ 3,200,000	$ 3,200,000
Current borrowing capacity					1,200,000
Amount outstanding					858,000
Percent of accounts receivable borrowing capacity	50.00%		50.00%
Interest rate above prime rate	0.75%
Annual minimum interest payment	$ 30,000				$ 30,000
Loan fee, percentage	0.10%				0.10%
Termination period prior written notice				120 days	120 days
Line of credit, Covenant compliance				As of March 31, 2018, we were in compliance with all covenants under the Loan Facility.	As of December 31, 2017, we were in compliance with all covenants under the Loan Facility.
Percent of finished goods inventory borrowing capacity	35.00%		35.00%
Loan Facility [Member] | CapitalSource [Member] | Accounts Receivable And Inventory [Member]
Line of Credit Facility [Line Items]
Current borrowing capacity				$ 1,600,000
Amount outstanding				$ 759,000
Loan Facility [Member] | Maximum [Member] | CapitalSource [Member]
Line of Credit Facility [Line Items]
Maximum amount of finished goods inventory borrowing capacity	$ 475,000		$ 475,000
Loan Facility [Member] | Minimum [Member] | CapitalSource [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Prime rate	0.00%
Loan Facility [Member] | United States [Member] | CapitalSource [Member]
Line of Credit Facility [Line Items]
Percent of accounts receivable borrowing capacity	85.00%		85.00%
Loan Facility [Member] | Canada [Member] | CapitalSource [Member]
Line of Credit Facility [Line Items]
Percent of accounts receivable borrowing capacity	50.00%		50.00%
Maximum amount of accounts receivable borrowing capacity	$ 300,000		$ 300,000